Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares
Income Taxes [Line Items]
Income tax expense, reversal		$ 13		$ 36	$ 47
Corporate statutory tax rate	34.94%	34.94%	34.94%	34.94%	34.94%
Tax effect due to non-taxable income for Indian tax purposes		$ 362		$ 395	$ 346
Per share effect of tax incentives on both basic and diluted weighted average number of equity shares | $ / shares		$ 0.09		$ 0.09	$ 0.08
Deferred income tax liabilities not recognized amount of temporary differences		$ 1,332		$ 1,269
Deferred income tax assets, not recognized on accumulated losses		538		592
Group | Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt	₨ 40,620	494	₨ 40,010	528
Amount paid to statutory authorities	₨ 65,280	$ 794	₨ 59,960	$ 791
UNITED STATES
Income Taxes [Line Items]
Branch profit tax	15.00%	15.00%
Approximate branch net assets		$ 846
Deferred tax liability on branch profit tax, net of tax credits		$ 18
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%